UNITED STATES
               SECURITIES AND EXCHANGE COMMISSION
                     Washington, D.C. 20549

                            FORM 13F


                       FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 9/30/03

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.):  [  ] is a restatement.
                                   [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Bowman Technology, L.P.
Address:  1875 South Grant Street, Suite 600
          San Mateo, California 94402

13F File Number:

The Institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered intergral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Thomas Pindelski
Title:    Chief Operating Officer
Phone:    650-287-2263

Signature, Place, and Date of Signing:

          Thomas Pindelski   San Mateo, California     November 14, 2003

Report Type (Check only One.):

[X]       13F HOLDINGS REPORT.

[ ]       13F NOTICE.

[ ]       13F COMBINATION REPORT.

                      FORM 13F SUMMARY PAGE

                         Report Summary:

Number of Other Included Managers:               0

Form 13F Information Table Entry Total:         29

Form 13F Information Table Value Total:    106,462
                                        (thousands)

List of Other Included Managers:                 0


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE.


				Bowman Technology, L.P.
			      FORM 13F INFORMATION TABLE
				      09/30/2003

												       Voting Authority
			   				VALUE    Shares/ Sh/  Put/  Invstmt  Other   --------------------
Name of Issuer		     Title of class  CUSIP     (x$1000)  PrnAmt  Prn  Call  Dscretn Managers  Sole   Shared  None
--------------		     --------------  -----     --------  ------- ---  ---- -------  -------- ------  ------  ----
3COM CORP		     Common Stocks   885535104   3,546   600,000 SH 	    Sole 	      600,000
AGILENT TECHNOLOGIES INC     Common Stocks   00846U101   3,317   150,000 SH 	    Sole 	      150,000
ALCATEL SA -SPONSORED ADR    ADR Stocks	     13904305    1,368   115,653 SH 	    Sole 	      115,653
BELL MICROPRODUCTS INC	     Common Stocks   078137106   3,614   555,200 SH 	    Sole 	      555,200
CHARTERED SEMICONDUCTOR-ADR  ADR Stocks	     16133R106   2,550   300,000 SH 	    Sole 	      300,000
CISCO SYSTEMS INC	     Common Stocks   17275R102   3,918   200,000 SH 	    Sole 	      200,000
CISCO SYSTEMS INC	     Common Stocks   17275R102   7,836   400,000 SH   Call  Sole 	      400,000
COLT TELECOM GROUP-SPONS ADR ADR Stocks	     196877104   1,845   302,500 SH 	    Sole 	      302,500
CONCORD CAMERA CORP	     Common Stocks   206156101   4,082   383,300 SH 	    Sole 	      383,300
FOUNDRY NETWORKS INC	     Common Stocks   35063R100   4,408   205,000 SH 	    Sole 	      205,000
GENESIS MICROCHIP INC	     Common Stocks   371933102   5,058   450,000 SH 	    Sole 	      450,000
HUTCHINSON TECH	             Common Stocks   448407106   3,852   117,000 SH 	    Sole 	      117,000
INTEL CORP	             Common Stocks   458140100   6,109   222,000 SH 	    Sole 	      222,000
INTEL CORP	             Common Stocks   458140100   6,605   240,000 SH   Call  Sole 	      240,000
INTERSIL HOLDING CORP	     Common Stocks   46069S109   1,499    63,000 SH 	    Sole 	       63,000
KVH INDUSTRIES INC	     Common Stocks   482738101   2,780   110,000 SH 	    Sole 	      110,000
MAXIM INTEGRATED PRODUCTS    Common Stocks   57772K101   1,970    50,000 SH 	    Sole 	       50,000
MICREL INC	             Common Stocks   594793101   2,438   200,000 SH 	    Sole 	      200,000
MICROSOFT CORP	             Common Stocks   594918104   8,340   300,000 SH 	    Sole 	      300,000
ON SEMICONDUCTOR CORPORATION Common Stocks   682189105   1,200   300,000 SH 	    Sole 	      300,000
QUEST SOFTWARE INC	     Common Stocks   74834T103   4,256   350,000 SH 	    Sole 	      350,000
SCIENTIFIC-ATLANTA INC	     Common Stocks   808655104   2,648    85,000 SH 	    Sole 	       85,000
SEAGATE TECHNOLOGY HOLDINGS  Common Stocks   811804103   3,074   113,000 SH 	    Sole 	      113,000
SILICON LABORATORIES INC     Common Stocks   826919102   2,471    55,000 SH 	    Sole 	       55,000
SILICON STORAGE TECHNOLOGY   Common Stocks   827057100   1,750   200,000 SH 	    Sole 	      200,000
SONUS NETWORKS INC	     Common Stocks   835916107     693   100,000 SH 	    Sole 	      100,000
STAAR SURGICAL CO	     Common Stocks   852312305   2,937   276,800 SH 	    Sole 	      276,800
SYMANTEC CORP		     Common Stocks   871503108   2,212    35,000 SH 	    Sole 	       35,000
VERITAS SOFTWARE CORP	     Common Stocks   923436109  10,086   320,000 SH   Call  Sole 	      320,000

Value Total			                       106,462